Schedule of Investments PIMCO Corporate & Income Opportunity Fund	October 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.2% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 14.0%

Advanz Pharma Corp. 7.528% (LIBOR03M + 5.500%) due 09/06/2024 ~		$10,118	$9,511
Alphabet Holding Co., Inc. 5.544% (LIBOR03M + 3.500%) due 09/26/2024 ~		98	90
Altice France S.A. 6.028% (LIBOR03M + 4.000%) due 08/14/2026 ~		495	489
Ancestry.com Operations, Inc. 6.300% (LIBOR03M + 4.250%) due 08/27/2026 «~		100	89
API Group, Inc. TBD% due 10/01/2026		100	100
Avantor, Inc. 5.044% (LIBOR03M + 3.000%) due 11/21/2024 ~		42	42
Axalta Coating Systems U.S. Holdings, Inc. 3.854% (LIBOR03M + 1.750%) due 06/01/2024 ~		374	374
Bausch Health Cos., Inc.
4.789% (LIBOR03M + 2.750%) due 11/27/2025 ~		131	131
5.039% (LIBOR03M + 3.000%) due 06/02/2025 ~		368	370
BWAY Holding Co. 5.590% (LIBOR03M + 3.250%) due 04/03/2024 ~		1,046	1,020
Caesars Entertainment Operating Co. 4.044% (LIBOR03M + 2.000%) due 10/07/2024 ~		82	82
CenturyLink, Inc. 4.794% (LIBOR03M + 2.750%) due 01/31/2025 ~		296	294
Charter Communications Operating LLC 4.050% (LIBOR03M + 1.750%) due 04/30/2025 ~		361	362
Clear Channel Outdoor Holdings, Inc. TBD% (LIBOR03M + 3.500%) due 08/21/2026 ~		100	100
CommScope, Inc. 5.294% (LIBOR03M + 3.250%) due 04/06/2026 ~		200	197
Diamond Resorts Corp. 5.796% (LIBOR03M + 3.750%) due 09/02/2023 ~		5,079	4,897
DTEK Holdings Ltd. TBD% due 08/01/2026 «	EUR	2,646	2,654
Dubai World (2.500% Cash and 1.750% PIK) 4.250% (LIBOR03M + 2.000%) due 09/30/2022 ~(d)		$11,015	10,272
Emerald TopCo, Inc. 5.544% (LIBOR03M + 3.500%) due 07/24/2026 ~		233	230
Envision Healthcare Corp. 5.794% (LIBOR03M + 3.750%) due 10/10/2025 ~		21,092	17,137
Financial & Risk U.S. Holdings, Inc. 5.794% (LIBOR03M + 3.750%) due 10/01/2025 ~		1,496	1,505
Forbes Energy Services LLC (5.000% Cash and 11.000% PIK) 16.000% (LIBOR03M + 5.000%) due 04/13/2021 ~(d)		984	976
Forest City Enterprises, L.P. 6.044% (LIBOR03M + 4.000%) due 12/07/2025 ~		298	300
Frontier Communications Corp. 5.800% (LIBOR03M + 3.750%) due 06/15/2024 ~		1,176	1,173
Genworth Holdings, Inc. 6.670% (LIBOR03M + 4.500%) due 03/07/2023 ~		49	49
iHeartCommunications, Inc. 6.100% (LIBOR03M + 4.000%) due 05/01/2026 ~		9,587	9,631
Ineos Finance PLC 2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	5,011	5,513
IRB Holding Corp. 5.550% (LIBOR03M + 3.250%) due 02/05/2025 ~		$1,871	1,859
Jefferies Finance LLC 5.875% (LIBOR03M + 3.750%) due 06/03/2026 «~		47	46
McDermott Technology Americas, Inc.
TBD% due 10/21/2021		5,360	5,173
7.104% (LIBOR03M + 5.000%) due 05/09/2025 ~		9,625	5,899
Messer Industries GmbH 4.604% (LIBOR03M + 2.500%) due 03/01/2026 ~		142	141
MH Sub LLC 5.794% (LIBOR03M + 3.750%) due 09/13/2024 ~		216	211
Ministry of Finance of Tanzania 7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		100	101
Nascar Holdings, Inc. TBD% due 10/19/2026		157	158
NCI Building Systems, Inc. 5.789% (LIBOR03M + 3.750%) due 04/12/2025 ~		79	77
Neiman Marcus Group Ltd. LLC
8.057% (LIBOR03M + 6.000%) due 10/25/2023 ~		25,110	18,574
8.557% (LIBOR03M + 6.500%) due 10/25/2023 ~		17,013	12,505

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

Pacific Gas & Electric Co. TBD% due 02/22/2049 ^(e)		300	283
Parexel International Corp. 4.794% (LIBOR03M + 2.750%) due 09/27/2024 ~		88	84
PetSmart, Inc. 6.040% (LIBOR03M + 4.000%) due 03/11/2022 ~		224	219
PG&E Corp.
1.125% - 4.320% due 12/31/2020 «µ		250	251
1.125% - 4.320% (LIBOR03M + 2.250%) due 12/31/2020 «~µ		750	753
Prestige Brands, Inc. 4.044% (LIBOR03M + 2.000%) due 01/26/2024 ~		109	109
SBA Senior Finance LLC 4.050% (LIBOR03M + 2.000%) due 04/11/2025 ~		494	495
Sequa Mezzanine Holdings LLC
7.187% (LIBOR03M + 5.000%) due 11/28/2021 ~		2,296	2,271
11.266% (LIBOR03M + 9.000%) due 04/28/2022 ~		5,370	5,238
Sinclair Television Group, Inc. 4.540% (LIBOR03M + 2.500%) due 09/30/2026 ~		129	129
Sprint Communications, Inc. 4.563% (LIBOR03M + 2.500%) due 02/02/2024 ~		2,730	2,704
Starfruit Finco BV 5.292% (LIBOR03M + 3.250%) due 10/01/2025 ~		460	450
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		5,373	5,410
Sunshine Luxembourg VII SARL TBD% (LIBOR03M + 4.250%) due 10/01/2026 ~		424	425
Syniverse Holdings, Inc. 7.028% (LIBOR03M + 5.000%) due 03/09/2023 ~		13,723	12,463
TransDigm, Inc. 4.544% (LIBOR03M + 2.500%) due 08/22/2024 ~		587	583
U.S. Renal Care, Inc. 7.063% (LIBOR03M + 5.000%) due 06/26/2026 ~		927	859
Univision Communications, Inc. 4.794% (LIBOR03M + 2.750%) due 03/15/2024 ~		11,790	11,390
West Corp. 6.044% (LIBOR03M + 4.000%) due 10/10/2024 ~		53	44
Westmoreland Mining Holdings LLC 10.389% (LIBOR03M + 8.250%) due 03/15/2022 «~		1,131	1,142
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)		2,835	2,150
Whatabrands LLC 5.516% (LIBOR03M + 3.250%) due 08/02/2026 ~		47	47
Windstream Services LLC
TBD% due 03/29/2021		11,900	12,074
TBD% (PRIME + 4.250%) due 02/17/2024 ~		8,100	8,128
Total Loan Participations and Assignments (Cost $194,568)			180,033

CORPORATE BONDS & NOTES 59.2%

BANKING & FINANCE 24.9%

AGFC Capital Trust 3.751% (US0003M + 1.750%) due 01/15/2067 ~		1,800	954
Ally Financial, Inc.
8.000% due 11/01/2031		2,407	3,376
8.000% due 11/01/2031 (m)		3,550	4,900
Ambac LSNI LLC 7.104% due 02/12/2023 •		1,148	1,160
Ardonagh Midco PLC 8.375% due 07/15/2023 (m)	GBP	25,482	31,013
Athene Holding Ltd. 4.125% due 01/12/2028		$50	52
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		305	330
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		73	79
5.000% due 04/20/2048		120	129
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)(m)	EUR	14,000	15,853
8.875% due 04/14/2021 •(i)(j)(m)		400	492
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,600	484
Banco Santander S.A. 6.250% due 09/11/2021 •(i)(j)(m)	EUR	2,600	3,084
Bank of Ireland 7.375% due 06/18/2020 •(i)(j)(m)		1,200	1,389
Barclays Bank PLC 7.625% due 11/21/2022 (j)		$450	504
Barclays PLC
3.250% due 01/17/2033	GBP	400	549
7.125% due 06/15/2025 •(i)(j)		2,200	3,125
7.250% due 03/15/2023 •(i)(j)		10,405	14,481
7.750% due 09/15/2023 •(i)(j)		$2,000	2,131
7.875% due 09/15/2022 •(i)(j)	GBP	4,625	6,476
8.000% due 12/15/2020 •(i)(j)(m)	EUR	1,860	2,225

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

8.000% due 06/15/2024 •(i)(j)		$1,000	1,092
BGC Partners, Inc. 5.375% due 07/24/2023 (m)		490	524
BNP Paribas S.A. 7.000% due 08/16/2028 •(i)(j)		300	338
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)		110	110
Brookfield Finance, Inc.
3.900% due 01/25/2028		168	178
4.700% due 09/20/2047 (m)		616	692
Cantor Fitzgerald LP
4.875% due 05/01/2024		64	68
6.500% due 06/17/2022 (m)		10,000	10,796
CBL & Associates LP
4.600% due 10/15/2024		6	4
5.950% due 12/15/2026		4,986	3,341
Credit Agricole S.A. 7.875% due 01/23/2024 •(i)(j)(m)		400	452
Credit Suisse AG 6.500% due 08/08/2023 (j)		200	223
Credit Suisse Group AG
7.250% due 09/12/2025 •(i)(j)		200	218
7.500% due 07/17/2023 •(i)(j)		600	648
7.500% due 12/11/2023 •(i)(j)		2,336	2,596
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	1,162	1,268
EPR Properties 4.750% due 12/15/2026 (m)		$3,711	4,046
ESH Hospitality, Inc. 4.625% due 10/01/2027		220	221
Flagstar Bancorp, Inc. 6.125% due 07/15/2021		6,000	6,298
Ford Motor Credit Co. LLC 5.183% (US0003M + 3.140%) due 01/07/2022 ~(m)		2,000	2,060
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		874	885
6.750% due 03/15/2022		1,572	1,641
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		200	211
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		200	215
GSPA Monetization Trust 6.422% due 10/09/2029		6,254	7,331
Hampton Roads PPV LLC 6.171% due 06/15/2053 (m)		1,800	2,148
HSBC Bank PLC 6.330% due 05/18/2023		12,400	12,951
HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)(m)	GBP	400	555
6.000% due 09/29/2023 •(i)(j)(m)	EUR	4,430	5,628
6.500% due 03/23/2028 •(i)(j)		$1,000	1,060
Hunt Cos., Inc. 6.250% due 02/15/2026		56	55
ING Groep NV 5.750% due 11/16/2026 •(i)(j)		700	718
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		134	139
Lloyds Bank PLC 12.000% due 12/16/2024 •(i)		100	122
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(i)(j)		700	771
7.625% due 06/27/2023 •(i)(j)	GBP	4,610	6,687
7.875% due 06/27/2029 •(i)(j)		7,415	11,696
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (m)		$11,610	11,617
Nationstar Mortgage LLC 6.500% due 07/01/2021		1,207	1,215
Navient Corp.
5.625% due 08/01/2033		74	65
6.500% due 06/15/2022		658	706
Newmark Group, Inc. 6.125% due 11/15/2023		128	140
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		2,133	2,213
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		902	950
5.500% due 02/15/2024 (m)		401	441
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		5,840	5,964
8.000% due 08/10/2025 •(i)(j)(m)		15,325	17,566
8.625% due 08/15/2021 •(i)(j)		6,330	6,836
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)(m)	GBP	13,505	18,729
7.375% due 06/24/2022 •(i)(j)		1,640	2,285
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		$500	538

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)		400	422
7.375% due 10/04/2023 •(i)(j)		1,300	1,390
Springleaf Finance Corp.
5.625% due 03/15/2023		2,400	2,589
6.125% due 03/15/2024		284	311
6.625% due 01/15/2028		749	831
6.875% due 03/15/2025		270	306
Stearns Holdings LLC 9.375% due 08/15/2020 ^(e)		578	286
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)	EUR	4,773	6,811
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	1,107	1,828
5.661% due 10/13/2041		608	1,015
5.744% due 04/13/2040		454	765
5.801% due 10/13/2040		1,666	2,825
6.052% due 10/13/2039		1,218	2,070
TP ICAP PLC 5.250% due 01/26/2024 (m)		9,020	12,655
UniCredit SpA 7.830% due 12/04/2023 (m)		$8,660	10,216
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	5,385	7,961
Voyager Aviation Holdings LLC 8.500% due 08/15/2021		$18,330	19,045
			321,363

INDUSTRIALS 25.6%

AA Bond Co. Ltd.
2.750% due 07/31/2043	GBP	950	1,148
2.875% due 07/31/2043 (m)		2,700	3,387
4.249% due 07/31/2043 (m)		220	288
Altice Financing S.A. 7.500% due 05/15/2026 (m)		$6,150	6,550
Altice France S.A.
5.500% due 01/15/2028		3,400	3,472
5.875% due 02/01/2027	EUR	900	1,110
7.375% due 05/01/2026		$3,600	3,864
Associated Materials LLC 9.000% due 01/01/2024		2,792	2,457
Avon International Capital PLC 6.500% due 08/15/2022		52	54
Baffinland Iron Mines Corp. 8.750% due 07/15/2026		2,700	2,713
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027		155	145
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		150	105
Bombardier, Inc.
5.750% due 03/15/2022		2,300	2,265
6.125% due 01/15/2023		2,640	2,587
7.500% due 12/01/2024		1,368	1,330
7.500% due 03/15/2025		1,580	1,517
7.875% due 04/15/2027		691	655
Camelot Finance S.A. 4.500% due 11/01/2026		63	64
Charles River Laboratories International, Inc. 4.250% due 05/01/2028		48	49
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (m)		5,750	6,336
Community Health Systems, Inc.
6.250% due 03/31/2023 (m)		13,671	13,372
8.000% due 03/15/2026		872	855
8.625% due 01/15/2024		1,445	1,480
Connect Finco SARL 6.750% due 10/01/2026		126	131
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (d)		85	85
CSC Holdings LLC 6.500% due 02/01/2029		300	337
Dell International LLC 6.020% due 06/15/2026 (m)		5,180	5,916
Diamond Resorts International, Inc.
7.750% due 09/01/2023		1,628	1,691
10.750% due 09/01/2024 (m)		4,300	4,472
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (m)		14,929	15,200
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (d)		35	36
EI Group PLC 6.375% due 09/26/2031	GBP	1,000	1,323
Eldorado Resorts, Inc. 6.000% due 09/15/2026		$4,400	4,845

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

Envision Healthcare Corp. 8.750% due 10/15/2026		4,951	2,810
Exela Intermediate LLC 10.000% due 07/15/2023		217	105
Fairstone Financial, Inc. 7.875% due 07/15/2024		661	698
Ferroglobe PLC 9.375% due 03/01/2022		2,500	1,625
First Quantum Minerals Ltd.
6.500% due 03/01/2024		3,088	3,032
6.875% due 03/01/2026		3,382	3,327
7.000% due 02/15/2021		318	320
Flex Ltd. 4.875% due 06/15/2029		238	256
FMG Resources Pty. Ltd. 4.500% due 09/15/2027		110	109
Ford Motor Co. 7.700% due 05/15/2097 (m)		29,796	33,221
Fresh Market, Inc. 9.750% due 05/01/2023 (m)		12,200	7,198
Frontier Finance PLC 8.000% due 03/23/2022	GBP	8,800	11,746
Full House Resorts, Inc.
8.575% due 01/31/2024		$686	676
9.738% due 02/02/2024		58	57
General Electric Co.
5.000% due 01/21/2021 •(i)		1,343	1,297
5.875% due 01/14/2038		22	26
6.150% due 08/07/2037		82	100
6.875% due 01/10/2039		16	21
Greene King Finance PLC 5.702% due 12/15/2034	GBP	350	422
HCA, Inc. 7.500% due 11/15/2095		$4,800	5,388
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		58	62
Horizon Pharma USA, Inc. 5.500% due 08/01/2027		210	219
iHeartCommunications, Inc.
6.375% due 05/01/2026		2,561	2,769
8.375% due 05/01/2027		4,746	5,114
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	500	571
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)		300	337
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$974	1,002
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)		718	739
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		196	183
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		2,220	2,087
8.000% due 02/15/2024		156	161
8.500% due 10/15/2024		1,828	1,846
9.750% due 07/15/2025		517	539
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^		20,100	19,145
8.125% due 06/01/2023 (m)		1,939	1,641
Kinder Morgan, Inc.
7.750% due 01/15/2032 (m)		3,100	4,245
7.800% due 08/01/2031 (m)		6,000	8,150
Live Nation Entertainment, Inc. 4.750% due 10/15/2027		16	17
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 (m)		2,142	723
Micron Technology, Inc. 5.327% due 02/06/2029		330	366
NCR Corp. 5.750% due 09/01/2027		3	3
Netflix, Inc.
3.625% due 06/15/2030	EUR	400	447
3.875% due 11/15/2029		1,333	1,525
4.625% due 05/15/2029		500	611
4.875% due 06/15/2030		$300	304
5.375% due 11/15/2029		130	137
Noble Holding International Ltd. 7.875% due 02/01/2026		386	257
Odebrecht Oil & Gas Finance Ltd.
0.000% due 11/29/2019 (h)(i)		536	6
0.000% due 12/02/2019 (h)(i)		744	9
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		3,923	3,810
Pacific Drilling SA 8.375% due 10/01/2023		683	548

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

Pan American Energy LLC 57.343% (BADLARPP) due 11/20/2020 «~(a)	ARS	57,610	653
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		$258	246
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		200	212
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	400	416
4.750% due 02/26/2029		3,519	4,090
4.875% due 02/21/2028 (m)		7,947	9,370
5.350% due 02/12/2028		$1,406	1,392
6.490% due 01/23/2027		160	171
6.500% due 03/13/2027 (m)		13,470	14,312
6.750% due 09/21/2047		90	90
6.840% due 01/23/2030		470	503
7.690% due 01/23/2050		240	262
PetSmart, Inc. 5.875% due 06/01/2025		167	165
Platin 1426 GmbH
5.375% due 06/15/2023 (m)	EUR	3,000	3,169
6.875% due 06/15/2023		900	971
Prime Security Services Borrower LLC 9.250% due 05/15/2023		$926	976
QVC, Inc.
5.450% due 08/15/2034		1,257	1,268
5.950% due 03/15/2043		6,390	6,403
Radiate Holdco LLC 6.875% due 02/15/2023		114	117
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	400	485
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,500	2,604
Sands China Ltd.
4.600% due 08/08/2023		$400	424
5.125% due 08/08/2025		400	442
5.400% due 08/08/2028 (m)		5,000	5,669
Scotts Miracle-Gro Co. 4.500% due 10/15/2029		13	13
Sensata Technologies, Inc. 4.375% due 02/15/2030		64	65
SoftBank Group Corp. 4.000% due 04/20/2023	EUR	2,760	3,293
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049 ^(e)		$999	1,037
Spirit Issuer PLC 3.458% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	1,855	2,370
Staples, Inc. 7.500% due 04/15/2026		$139	145
Syngenta Finance NV
4.892% due 04/24/2025		200	212
5.182% due 04/24/2028		200	212
Telesat Canada 6.500% due 10/15/2027		94	98
Tenet Healthcare Corp. 4.625% due 09/01/2024		69	71
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (m)		2,220	2,140
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022		2,369	2,165
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	6,766	7,435
2.200% due 07/21/2021		$3,410	3,246
2.800% due 07/21/2023		3,710	3,218
3.250% due 04/15/2022 (m)	EUR	700	774
Topaz Solar Farms LLC
4.875% due 09/30/2039		$3,473	3,657
5.750% due 09/30/2039		9,750	10,926
TransDigm, Inc. 5.500% due 11/15/2027 (c)		236	236
Transocean Pontus Ltd. 6.125% due 08/01/2025		267	268
Transocean, Inc. 7.250% due 11/01/2025		216	192
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		89	87
Triumph Group, Inc.
5.250% due 06/01/2022		51	50
6.250% due 09/15/2024		152	160
Trivium Packaging Finance BV
5.500% due 08/15/2026		260	273
8.500% due 08/15/2027		200	213
Unigel Luxembourg S.A. 8.750% due 10/01/2026		600	604
United Group BV
4.375% due 07/01/2022	EUR	6,700	7,632
4.875% due 07/01/2024		200	231

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

United Rentals North America, Inc. 3.875% due 11/15/2027 (c)		$54	55
Univision Communications, Inc. 5.125% due 02/15/2025		100	98
Valaris PLC
5.750% due 10/01/2044		74	30
7.750% due 02/01/2026		24	13
Vale Overseas Ltd.
6.250% due 08/10/2026		579	676
6.875% due 11/21/2036		320	407
6.875% due 11/10/2039		90	116
Vale S.A. 3.750% due 01/10/2023	EUR	100	121
ViaSat, Inc.
5.625% due 09/15/2025		$178	181
5.625% due 04/15/2027		44	46
Virgin Media Secured Finance PLC 5.000% due 04/15/2027	GBP	768	1,051
Wyndham Destinations, Inc.
3.900% due 03/01/2023		$155	156
5.400% due 04/01/2024		20	21
5.750% due 04/01/2027		1,535	1,679
YPF S.A. 58.488% (BADLARPP + 4.000%) due 09/24/2020 «~(a)	ARS	11,480	136
			330,065

UTILITIES 8.7%

DTEK Finance PLC (10.750% Cash and 0.000% PIK) 10.750% due 12/31/2024 (d)		$3,986	4,072
Edison International
2.400% due 09/15/2022		126	123
2.950% due 03/15/2023		11	11
5.750% due 06/15/2027		121	132
Frontier Communications Corp. 8.000% due 04/01/2027		226	238
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030		13,722	14,786
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		395	394
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)		312	186
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		6,454	6,358
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)		7,823	2,034
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)		766	714
2.950% due 03/01/2026 ^(e)		1,422	1,330
3.250% due 09/15/2021 ^(e)		180	170
3.250% due 06/15/2023 ^(e)		3,084	2,891
3.300% due 03/15/2027 ^(e)		4,507	4,237
3.300% due 12/01/2027 ^(e)		2,610	2,463
3.400% due 08/15/2024 ^(e)		710	675
3.500% due 06/15/2025 ^(e)		1,489	1,418
3.750% due 02/15/2024 ^(e)		443	421
3.750% due 08/15/2042 ^(e)		46	42
3.850% due 11/15/2023 ^(e)		717	679
4.000% due 12/01/2046 ^(e)		6	6
4.250% due 05/15/2021 ^(e)		1,909	1,823
4.250% due 08/01/2023 ^(e)		2,596	2,466
4.300% due 03/15/2045 ^(e)		57	53
4.500% due 12/15/2041 ^(e)		65	60
4.600% due 06/15/2043 ^(e)		36	34
4.650% due 08/01/2028 ^(e)		1,989	1,929
4.750% due 02/15/2044 ^(e)		1,650	1,596
5.125% due 11/15/2043 ^(e)		2,822	2,736
5.400% due 01/15/2040 ^(e)		36	36
5.800% due 03/01/2037 ^(e)		8,363	8,384
6.050% due 03/01/2034 ^(e)		4,549	4,583
6.250% due 03/01/2039 ^(e)		1,376	1,407
6.350% due 02/15/2038 ^(e)		1,751	1,790
Petrobras Global Finance BV
5.093% due 01/15/2030		1,320	1,402
6.250% due 12/14/2026 (m)	GBP	4,976	7,646
6.625% due 01/16/2034		800	1,237
Plains All American Pipeline LP 6.650% due 01/15/2037		$150	173
Rio Oil Finance Trust
8.200% due 04/06/2028		4,060	4,659
9.250% due 07/06/2024		3,801	4,248
9.250% due 07/06/2024 (m)		3,616	4,041
9.750% due 01/06/2027		519	607
Southern California Edison Co.
3.650% due 03/01/2028		11	12
5.750% due 04/01/2035		22	26

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

6.000% due 01/15/2034	4	5
6.650% due 04/01/2029	82	96
Sprint Communications, Inc. 6.000% due 11/15/2022	442	469
Sprint Corp.
7.125% due 06/15/2024	382	415
7.250% due 09/15/2021	801	857
7.625% due 03/01/2026	2,182	2,419
7.875% due 09/15/2023	9,715	10,747
Talen Energy Supply LLC 6.625% due 01/15/2028	64	62
Transocean Phoenix Ltd. 7.750% due 10/15/2024	2,037	2,124
Transocean Poseidon Ltd. 6.875% due 02/01/2027	238	241
Transocean Proteus Ltd. 6.250% due 12/01/2024	300	302
Transocean Sentry Ltd. 5.375% due 05/15/2023	100	99
		112,164
Total Corporate Bonds & Notes (Cost $731,534)		763,592

CONVERTIBLE BONDS & NOTES 0.6%

INDUSTRIALS 0.6%

Caesars Entertainment Corp. 5.000% due 10/01/2024	1,050	1,861
DISH Network Corp. 3.375% due 08/15/2026	5,900	5,531
		7,392

UTILITIES 0.0%

Ensco Jersey Finance Ltd. 3.000% due 01/31/2024	100	65
Total Convertible Bonds & Notes (Cost $7,926)		7,457

MUNICIPAL BONDS & NOTES 4.0%

CALIFORNIA 0.3%

Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010 7.500% due 10/01/2030	3,425	3,602

ILLINOIS 2.4%

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010 7.517% due 01/01/2040	23,700	28,745
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	100	119
7.750% due 01/01/2042	51	58
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	200	222
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	60	70
7.350% due 07/01/2035	40	49
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	1,035	1,120
		30,383

IOWA 0.0%

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	445	451

TEXAS 0.1%

Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	1,865	1,881

VIRGINIA 0.1%

Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	1,360	1,315

WEST VIRGINIA 1.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	78,700	3,295

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

7.467% due 06/01/2047	10,115	10,446
		13,741
Total Municipal Bonds & Notes (Cost $46,067)		51,373

U.S. GOVERNMENT AGENCIES 3.5%

Fannie Mae
3.000% due 01/25/2042 (a)	790	37
3.500% due 02/25/2033 (a)	2,123	229
4.277% due 07/25/2040 •(a)	786	55
5.373% due 07/25/2029 •	1,490	1,561
7.573% due 07/25/2029 •	2,010	2,365
Freddie Mac
0.000% due 02/25/2046 (b)(h)	12,790	11,772
0.100% due 02/25/2046 (a)	154,117	145
4.593% due 07/15/2039 (m)	2,207	2,484
4.599% due 11/25/2055 «~	14,278	8,674
5.073% due 02/15/2034 •(a)	1,762	323
5.546% due 03/15/2044 •(m)	1,822	2,317
6.583% due 02/15/2036 •(m)	5,228	6,587
9.373% due 12/25/2027 •	4,421	5,300
12.573% due 03/25/2025 •	2,310	3,039
Ginnie Mae
3.000% due 12/20/2042 (a)	74	2
3.500% due 09/16/2041	564	62
3.500% due 06/20/2042 (a)	652	77
4.904% due 01/20/2042 •(a)	1,927	330
Total U.S. Government Agencies (Cost $41,954)		45,359

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.0%

Adjustable Rate Mortgage Trust
2.163% due 05/25/2036 •	1,750	980
2.973% due 01/25/2035 •	4,692	4,377
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	162	161
6.000% due 04/25/2036 ^	2,694	2,753
Banc of America Funding Trust
5.500% due 01/25/2036	220	197
6.000% due 07/25/2037 ^	538	520
BCAP LLC Trust
3.390% due 07/26/2037 ~	20	21
3.874% due 03/27/2036 ~	3,974	3,519
4.866% due 03/26/2037 þ	1,457	1,724
7.000% due 12/26/2036 ~	4,046	3,894
Bear Stearns ALT-A Trust
3.828% due 11/25/2036 ^~	681	571
3.869% due 08/25/2046 ^~	3,955	3,883
3.949% due 08/25/2036 ^~	2,832	1,918
4.237% due 09/25/2035 ^~	919	767
4.441% due 11/25/2034 ~	226	227
Bear Stearns Commercial Mortgage Securities Trust 5.728% due 04/12/2038 ~	370	376
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	1,380	1,329
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~	5	3
CD Mortgage Trust 5.688% due 10/15/2048	12,239	6,331
Chase Mortgage Finance Trust
4.219% due 12/25/2035 ^~	15	15
6.000% due 02/25/2037 ^	1,687	1,182
6.000% due 03/25/2037 ^	417	322
6.000% due 07/25/2037 ^	1,415	1,121
Citigroup Commercial Mortgage Trust 5.590% due 12/10/2049 ~	641	418
Citigroup Mortgage Loan Trust
4.283% due 11/25/2035 ~	17,021	13,410
4.542% due 04/25/2037 ^~	2,712	2,453
4.583% due 03/25/2037 ^~	634	641
6.000% due 11/25/2036 ~	13,130	11,003
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037 ^	2,289	2,245
Commercial Mortgage Loan Trust 6.035% due 12/10/2049 ~	4,294	2,818
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	1,914	1,497
Countrywide Alternative Loan Trust
2.056% due 03/20/2046 •	4,673	4,383
2.363% due 08/25/2035 •	307	207
3.427% due 04/25/2037 ^•(a)	20,167	4,248
3.990% due 06/25/2037 ^~	2,565	2,461
5.250% due 05/25/2021 ^	9	9
5.500% due 03/25/2035	533	388
5.500% due 09/25/2035 ^	4,585	4,210

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

5.750% due 01/25/2035		476	490
5.750% due 02/25/2035		596	574
6.000% due 02/25/2035		694	673
6.000% due 04/25/2036		1,619	1,111
6.000% due 05/25/2036 ^		1,876	1,439
6.000% due 02/25/2037 ^		664	414
6.000% due 02/25/2037		2,174	1,795
6.000% due 04/25/2037 ^		6,063	4,265
6.000% due 08/25/2037 ^•		9,057	7,396
6.250% due 10/25/2036 ^		2,385	2,017
6.250% due 12/25/2036 ^•		3,276	2,325
6.500% due 08/25/2036 ^		825	502
6.500% due 09/25/2036 ^		407	326
14.950% due 02/25/2036 •		1,576	2,161
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		657	520
6.000% due 04/25/2036 ^		373	322
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 04/25/2036 ^		1,377	1,059
Eurosail PLC
2.135% due 06/13/2045 •	GBP	4,487	4,413
4.785% due 06/13/2045 •		1,394	1,566
GS Mortgage Securities Corp. Trust 4.591% due 10/10/2032 ~		$9,600	9,466
GS Mortgage Securities Trust 5.622% due 11/10/2039		1,158	1,004
GSR Mortgage Loan Trust
4.202% due 11/25/2035 ^~		1,311	1,290
4.216% due 03/25/2037 ^~		2,435	2,172
5.500% due 05/25/2036 ^		141	237
HomeBanc Mortgage Trust 2.623% due 03/25/2035 •		179	167
IndyMac Mortgage Loan Trust 6.500% due 07/25/2037 ^		6,597	3,877
JPMorgan Alternative Loan Trust 3.785% due 03/25/2037 ~		7,324	7,237
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		2,023	2,394
5.623% due 05/12/2045		1,134	468
JPMorgan Mortgage Trust
4.099% due 10/25/2035 ~		38	38
4.236% due 02/25/2036 ^~		1,427	1,189
4.288% due 01/25/2037 ^~		936	905
4.438% due 06/25/2036 ^~		795	716
LB-UBS Commercial Mortgage Trust 5.407% due 11/15/2038 ^		5,793	4,138
Lehman Mortgage Trust 6.000% due 07/25/2037 ^		186	175
Lehman XS Trust 2.043% due 06/25/2047 •		2,885	2,657
MASTR Alternative Loan Trust 6.750% due 07/25/2036		3,364	2,210
Merrill Lynch Mortgage Investors Trust 4.301% due 03/25/2036 ^~		3,128	2,269
Motel 6 Trust 8.848% due 08/15/2024 •		12,944	13,178
RBSSP Resecuritization Trust
2.043% due 10/27/2036 •		3,609	735
2.258% due 08/27/2037 •		8,000	3,570
Residential Accredit Loans, Inc. Trust
2.013% due 08/25/2036 ^•		858	814
2.053% due 05/25/2037 ^•		252	182
6.000% due 08/25/2036 ^		601	586
6.000% due 05/25/2037 ^		1,966	1,913
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		391	272
6.000% due 02/25/2037 ^		1,858	1,330
6.250% due 09/25/2037 ^		4,887	2,947
Residential Funding Mortgage Securities, Inc. Trust 4.628% due 02/25/2037 ~		2,518	2,135
Structured Adjustable Rate Mortgage Loan Trust
4.225% due 11/25/2036 ^~		3,802	3,627
4.239% due 07/25/2035 ^~		1,738	1,652
4.246% due 01/25/2036 ^~		6,291	4,734
Structured Asset Mortgage Investments Trust 1.943% due 08/25/2036 •		174	161
SunTrust Adjustable Rate Mortgage Loan Trust
4.650% due 02/25/2037 ^~		484	463
4.660% due 04/25/2037 ^~		492	415
4.758% due 02/25/2037 ^~		5,811	5,663
WaMu Mortgage Pass-Through Certificates Trust
3.600% due 07/25/2037 ^~		687	633
3.679% due 10/25/2036 ^~		1,459	1,368
3.969% due 02/25/2037 ^~		1,027	993
3.994% due 07/25/2037 ^~		1,678	1,602

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust
3.230% due 05/25/2047 ^•		190	32
6.000% due 10/25/2035 ^		1,522	1,251
6.000% due 03/25/2036 ^		1,971	2,054
6.000% due 02/25/2037		4,491	4,116
Total Non-Agency Mortgage-Backed Securities (Cost $200,679)			218,985

ASSET-BACKED SECURITIES 20.1%

Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,473
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.173% due 03/25/2033 •		$66	67
Apidos CLO 0.000% due 01/20/2031 ~		8,800	6,377
Bear Stearns Asset-Backed Securities Trust 2.223% due 04/25/2037 •		13,950	11,335
Belle Haven ABS CDO Ltd. 2.539% due 07/05/2046 •		324,260	486
BlueMountain CLO Ltd. 7.451% due 04/13/2027 •		1,000	983
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	3,701
Chrysler Capital Auto Receivables Trust 0.000% due 01/16/2023 «(h)		14	6,845
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	1,812
0.000% due 10/22/2031 ~		3,000	1,371
Citigroup Mortgage Loan Trust
1.983% due 12/25/2036 •		6,346	4,410
2.223% due 11/25/2046 •		6,076	5,997
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	2,759
Countrywide Asset-Backed Certificates
1.993% due 03/25/2037 •		$2,207	2,077
2.023% due 06/25/2047 ^•		15,325	13,687
2.133% due 09/25/2037 ^•		17,861	14,026
4.298% due 08/25/2033 •		307	306
Credit-Based Asset Servicing & Securitization LLC 3.595% due 12/25/2035 ^þ		25	25
Dryden CLO Ltd. 0.000% due 07/17/2031 ~		14,311	11,195
First Franklin Mortgage Loan Trust 1.983% due 10/25/2036 •		4,471	3,526
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(h)		16	2,009
Fremont Home Loan Trust
1.973% due 01/25/2037 •		6,567	3,832
2.143% due 02/25/2036 •		12,433	8,005
Glacier Funding CDO Ltd. 2.557% due 08/04/2035 •		7,822	1,903
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	750	531
Home Equity Mortgage Loan Asset-Backed Trust 1.983% due 07/25/2037 •		$3,184	2,172
Hyundai Auto Receivables Trust 1.000% due 12/15/2022 «		7,010	5,457
JPMorgan Mortgage Acquisition Trust 5.830% due 07/25/2036 ^þ		125	63
Lehman XS Trust 6.290% due 06/24/2046 þ		2,435	2,434
LNR CDO Ltd. 2.759% due 02/28/2043 •		5,432	1,719
Long Beach Mortgage Loan Trust 2.123% due 01/25/2036 •		6,688	6,367
Marlette Funding Trust 0.000% due 09/17/2029 «(h)		15	6,214
Merrill Lynch Mortgage Investors Trust 5.895% due 03/25/2037 þ		6,890	1,891
Morgan Stanley ABS Capital, Inc. Trust 1.973% due 10/25/2036 •		7,394	4,851
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ^~		1,167	812
N-Star REL CDO Ltd. 2.940% due 02/01/2041 •		1,100	1,041
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.798% due 07/25/2035 •		6,000	5,842
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		11,508	5,225
7.238% due 09/25/2037 ^þ		9,117	5,330
Residential Asset Securities Corp. Trust 2.403% due 08/25/2034 •		7,879	7,138
Securitized Asset-Backed Receivables LLC Trust 2.103% due 03/25/2036 •		10,833	8,635
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		8	8,586

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

SLM Student Loan Trust 0.000% due 01/25/2042 (h)		7	4,528
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		3	2,246
0.000% due 10/15/2048 «(h)		3	2,671
SoFi Consumer Loan Program LLC 0.000% due 11/25/2026 «(h)		96	5,204
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		7,500	2,799
0.000% due 07/25/2040 «(h)		38	1,676
0.000% due 09/25/2040 (h)		3,226	1,705
South Coast Funding Ltd. 2.781% due 08/10/2038 •		19,874	3,689
Symphony CLO Ltd.
6.601% due 07/14/2026 •		3,600	3,379
6.901% due 10/15/2025 •		1,400	1,349
Taberna Preferred Funding Ltd.
2.647% due 12/05/2036 •		11,256	9,905
2.667% due 08/05/2036 •		537	478
2.667% due 08/05/2036 ^•		10,405	9,260
2.687% due 02/05/2036 •		5,170	4,653
Tropic CDO Ltd. 2.901% due 04/15/2034 •		25,000	22,562
Total Asset-Backed Securities (Cost $262,053)			258,619

SOVEREIGN ISSUES 4.9%

Argentina Government International Bond
2.500% due 07/22/2021	ARS	10,500	129
3.375% due 01/15/2023	EUR	300	129
3.380% due 12/31/2038 þ		7,755	3,412
3.875% due 01/15/2022		300	133
4.000% due 03/06/2020	ARS	192,692	871
5.250% due 01/15/2028	EUR	200	85
6.250% due 11/09/2047		100	43
7.820% due 12/31/2033		19,140	10,321
15.500% due 10/17/2026	ARS	60,700	291
57.071% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		121,504	622
59.928% (BADLARPP) due 10/04/2022 ~(a)		116	1
60.576% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		2,400	16
72.477% (ARLLMONP) due 06/21/2020 ~(a)		314,440	1,708
Autonomous City of Buenos Aires Argentina 58.422% due 03/29/2024 •(a)		191,280	1,586
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	2,650	3,195
4.950% due 02/11/2020		50	57
Export-Credit Bank of Turkey 8.250% due 01/24/2024		$200	214
Ghana Government International Bond 10.750% due 10/14/2030		800	1,012
Peru Government International Bond
5.400% due 08/12/2034	PEN	26	8
5.700% due 08/12/2024		209	70
5.940% due 02/12/2029		7,574	2,558
6.150% due 08/12/2032		806	276
6.350% due 08/12/2028		11,063	3,829
6.900% due 08/12/2037		118	43
6.950% due 08/12/2031		1,725	626
8.200% due 08/12/2026		9,093	3,431
Provincia de Buenos Aires 58.086% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	862,385	3,637
Republic of South Africa Government International Bond
4.850% due 09/30/2029 (m)		$2,400	2,383
5.750% due 09/30/2049 (m)		2,600	2,522
Turkey Government International Bond
3.250% due 06/14/2025	EUR	200	217
4.625% due 03/31/2025		3,600	4,154
5.200% due 02/16/2026		1,200	1,408
7.625% due 04/26/2029		$4,000	4,300
Ukraine Government International Bond 7.750% due 09/01/2022 (m)		9,800	10,471
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		490	53
8.250% due 10/13/2024 ^(e)		70	8
9.250% due 09/15/2027 ^(e)		598	65
Total Sovereign Issues (Cost $108,905)			63,884

		SHARES
COMMON STOCKS 1.0%

COMMUNICATION SERVICES 0.3%

Clear Channel Outdoor Holdings, Inc. (f)		1,167,686	2,721

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

iHeartMedia, Inc. (f)		872	12
iHeartMedia, Inc. 'A' (f)		64,921	931
			3,664

CONSUMER DISCRETIONARY 0.7%

Caesars Entertainment Corp. (f)		754,964	9,271

ENERGY 0.0%

Forbes Energy Services Ltd. (f)(k)		64,837	20

INDUSTRIALS 0.0%

Westmoreland Mining Holdings LLC «(f)(k)		45,070	563
Total Common Stocks (Cost $19,008)			13,518

WARRANTS 0.6%

COMMUNICATION SERVICES 0.5%

iHeartMedia, Inc.		422,815	6,063

INDUSTRIALS 0.1%

Sequa Corp. - Exp. 04/28/2024 «		1,355,000	1,636
Total Warrants (Cost $8,503)			7,699

PREFERRED SECURITIES 4.5%

BANKING & FINANCE 1.9%

Nationwide Building Society 10.250% ~		119,250	25,102

INDUSTRIALS 2.6%

Sequa Corp. (12.000% PIK) 12.000% «(d)		31,553	32,894
Total Preferred Securities (Cost $50,379)			57,996

REAL ESTATE INVESTMENT TRUSTS 1.6%

REAL ESTATE 1.6%

VICI Properties, Inc.		858,541	20,219
Total Real Estate Investment Trusts (Cost $10,754)			20,219

SHORT-TERM INSTRUMENTS 8.2%

REPURCHASE AGREEMENTS (l) 6.3%			80,623

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%

(1.278)% due 04/28/2020 - 08/27/2020 (g)(h)	ARS	82,622	695

U.S. TREASURY BILLS 1.8%

1.842% due 11/21/2019 - 01/16/2020 (c)(g)(h)(o)(q)		$23,651	23,596
Total Short-Term Instruments (Cost $106,512)			104,914
Total Investments in Securities (Cost $1,788,842)			1,793,648
Total Investments 139.2% (Cost $1,788,842)			$1,793,648
Financial Derivative Instruments (n)(p) (0.5)%(Cost or Premiums, net $(35,886))			(5,797)
Auction Rate Preferred Shares (16.5)%			(212,650)
Other Assets and Liabilities, net (22.2)%			(286,215)
Net Assets Applicable to Common Shareholders 100.0%			$1,288,986

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Forbes Energy Services Ltd.	10/09/2014 - 11/18/2016	$2,472	$20	0.00%
Westmoreland Mining Holdings LLC	07/29/2015 - 03/26/2019	1,172	563	0.04
		$3,644	$583	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPG	1.820%	10/31/2019	11/01/2019	$4,700	U.S. Treasury Notes 2.250% due 11/15/2027	$(4,813)	$4,700	$4,700
FICC	1.250	10/31/2019	11/01/2019	8,923	U.S. Treasury Notes 2.000% due 12/31/2021	(9,106)	8,923	8,923
MBC	1.880	10/31/2019	11/01/2019	33,500	U.S. Treasury Notes 2.875% due 04/30/2025	(34,649)	33,500	33,502
RDR	1.820	10/31/2019	11/01/2019	33,500	U.S. Treasury Notes 1.875% due 06/30/2026	(34,307)	33,500	33,502
Total Repurchase Agreements						$(82,875)	$80,623	$80,627

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	2.250%	10/07/2019	TBD(3)		$(4,010)	$(4,016)
BOS	2.140	10/10/2019	11/13/2019		(11,405)	(11,420)
BPS	(0.180)	08/14/2019	11/14/2019	EUR	(1,166)	(1,300)
	2.500	10/17/2019	11/18/2019		$(3,576)	(3,580)
	2.730	08/13/2019	11/13/2019		(409)	(411)
BRC	(1.150)	10/28/2019	TBD(3)	EUR	(2,874)	(3,205)
	0.250	11/01/2019	TBD(3)		$(1,566)	(1,566)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

	0.500	09/23/2019	TBD(3)		(1,475)	(1,476)
	1.600	11/01/2019	TBD(3)		(50)	(50)
	1.850	09/23/2019	TBD(3)		(55)	(55)
	2.000	11/01/2019	TBD(3)		(4,102)	(4,102)
	2.450	10/03/2019	11/04/2019		(3,939)	(3,947)
CEW	2.470	10/22/2019	01/22/2020		(20,121)	(20,135)
	2.480	10/18/2019	11/18/2019		(19,296)	(19,315)
CIW	2.130	10/22/2019	11/21/2019		(16,151)	(16,161)
JML	(0.300)	10/16/2019	01/15/2020	EUR	(4,303)	(4,799)
	(0.300)	10/22/2019	01/22/2020		(566)	(631)
	0.150	10/15/2019	01/10/2020		(1,736)	(1,936)
	0.950	10/15/2019	01/14/2020	GBP	(200)	(259)
	0.950	10/16/2019	01/15/2020		(10,809)	(14,007)
	0.950	10/17/2019	01/16/2020		(1,792)	(2,322)
	0.950	10/18/2019	01/17/2020		(363)	(471)
	0.950	10/23/2019	01/23/2020		(12,181)	(15,783)
	1.000	10/28/2019	01/28/2020		(8,307)	(10,761)
NOM	2.500	10/04/2019	11/04/2019		$(404)	(405)
	2.550	10/04/2019	11/04/2019		(1,775)	(1,778)
	2.600	10/07/2019	11/12/2019		(1,807)	(1,810)
RDR	2.150	10/22/2019	11/21/2019		(501)	(501)
	2.430	08/08/2019	11/06/2019		(5,136)	(5,165)
RTA	2.452	10/09/2019	01/07/2020		(24,637)	(24,676)
UBS	(0.150)	10/10/2019	02/10/2020	EUR	(16,591)	(18,502)
	1.150	10/10/2019	02/10/2020	GBP	(5,207)	(6,750)
	2.300	10/07/2019	11/06/2019		$(5,139)	(5,147)
	2.400	09/04/2019	12/04/2019		(13,188)	(13,239)
	2.400	09/10/2019	12/10/2019		(4,111)	(4,125)
	2.450	10/07/2019	11/06/2019		(5,944)	(5,954)
	2.450	10/17/2019	11/06/2019		(4,286)	(4,290)
	2.500	08/13/2019	11/13/2019		(7,913)	(7,957)
	2.559	09/09/2019	11/08/2019		(3,723)	(3,737)
	2.590	09/04/2019	12/04/2019		(3,131)	(3,144)
	2.630	08/13/2019	11/13/2019		(2,041)	(2,053)
	2.637	08/07/2019	11/07/2019		(10,535)	(10,601)
	2.690	09/04/2019	12/04/2019		(4,968)	(4,990)
	2.710	08/14/2019	11/14/2019		(9,261)	(9,316)
Total Reverse Repurchase Agreements						$(275,848)

(m)	Securities with an aggregate market value of $300,466 and cash of $420 have been pledged as collateral under the terms of master agreements as of October 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended October 31, 2019 was $(285,717) at a weighted average interest rate of 1.989%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at October 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	5.803%	$4,700	$(9)	$(108)	$(117)	$21	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	6.084	1,000	(2)	(36)	(38)	5	0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	157.520	17,570	(724)	(7,507)	(8,231)	0	(38)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	101.891	1,000	(135)	(372)	(507)	0	(1)
						$(870)	$(8,023)	$(8,893)	$26	$(39)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$16,830	$1,096	$270	$1,366	$0	$(41)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	Semi-Annual	06/19/2022		$428,600	$(13,588)	$(6,252)	$(19,840)	$0	$(1,174)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		8,580	541	104	645	56	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		44,400	2,099	207	2,306	333	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		73,900	530	5,320	5,850	681	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		263,700	13,372	22,144	35,516	2,878	0
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		305,100	(9,953)	120,117	110,164	8,004	0
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		20,700	(83)	(2,153)	(2,236)	0	(556)
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		42,900	(309)	(1,757)	(2,066)	0	(1,121)
Receive(5)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		177,200	41	7,348	7,389	0	(4,401)
Receive(5)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		28,200	(65)	396	331	0	(712)
Receive(5)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		123,200	(439)	5,568	5,129	0	(3,058)
Receive(5)	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		29,300	(114)	(420)	(534)	0	(753)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		9,800	(29)	(1,028)	(1,057)	0	(264)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	973	1,305	4	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029	EUR	4,100	(81)	(133)	(214)	0	(16)
Receive(5)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		$38,000	695	231	926	0	(144)
Receive(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	68,700	715	(18)	697	0	(835)
Receive(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		7,800	190	294	484	0	(286)
							$(6,146)	$150,941	$144,795	$11,956	$(13,320)
Total Swap Agreements							$(5,920)	$143,188	$137,268	$11,982	$(13,400)

(o)	Securities with an aggregate market value of $2,427 and cash of $23,323 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	11/2019	GBP	110,443		$136,268	$0	$(6,794)
	11/2019		$1,126	EUR	1,028	21	0
BPS	11/2019	EUR	427		$476	0	(1)
	11/2019		$4,975	EUR	4,535	83	0
	11/2019		1,518	GBP	1,173	1	0
	12/2019	PEN	6,536		$1,935	0	(17)
CBK	11/2019	EUR	1,656		1,827	0	(20)
	11/2019	GBP	5,756		7,356	0	(100)
	11/2019		$88,823	EUR	80,139	556	0
	11/2019		5,235	GBP	4,186	187	0
	12/2019	EUR	78,070		$86,694	0	(541)
HUS	11/2019		$1,040	GBP	806	5	0
	01/2020		10,429	RUB	689,379	211	0
	02/2020		2,054	ARS	147,383	0	(198)
JPM	01/2020		11,841	MXN	231,978	77	0
SCX	11/2019		141,487	GBP	110,034	1,045	0
	11/2019		2,138	RUB	140,330	48	0
	12/2019	GBP	110,034		$141,621	0	(1,040)
SOG	12/2019		$6,237	RUB	421,951	307	0
TOR	11/2019	EUR	83,619		$91,661	0	(1,600)
Total Forward Foreign Currency Contracts						$2,541	$(10,311)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at October 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	1.684%	$1,800	$(352)	$295	$0	$(57)
BRC	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	0.512	2,700	(40)	312	272	0
	Ukraine Government International Bond	5.000	Quarterly	12/20/2022	4.084	16,900	1,036	(494)	542	0
DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.183	100	(9)	9	0	0
GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.303	20	(3)	3	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	1.684	2,400	(476)	399	0	(77)
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.207	500	(41)	42	1	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.303	60	(9)	10	1	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	1.684	3,000	(623)	527	0	(96)
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.196	1,300	(149)	162	13	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	0.700	6,570	620	149	769	0
MYC	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.207	14,500	(1,342)	1,375	33	0
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	0.799	1,900	111	(49)	62	0
							$(1,277)	$2,740	$1,693	$(230)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$50,607	$(10,370)	$6,707	$0	$(3,663)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	19,269	(915)	(138)	0	(1,053)
	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	3,555	(736)	479	0	(257)
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	48,981	(9,935)	6,389	0	(3,546)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	53,323	(6,799)	2,939	0	(3,860)
						$(28,755)	$16,376	$0	$(12,379)

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	3-Month USD-LIBOR	3.850%	Semi-Annual	07/13/2022	$600,000	$68	$14,228	$14,296	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	$800	$(2)	$13	$11	$0
Total Swap Agreements								$(29,966)	$33,357	$16,000	$(12,609)

(q)	Securities with an aggregate market value of $19,279 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of October 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 10/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$169,587	$10,446	$180,033
Corporate Bonds & Notes
Banking & Finance	0	321,363	0	321,363
Industrials	0	329,276	789	330,065
Utilities	0	112,164	0	112,164
Convertible Bonds & Notes
Industrials	0	7,392	0	7,392
Utilities	0	65	0	65
Municipal Bonds & Notes
California	0	3,602	0	3,602
Illinois	0	30,383	0	30,383
Iowa	0	451	0	451
Texas	0	1,881	0	1,881
Virginia	0	1,315	0	1,315
West Virginia	0	13,741	0	13,741
U.S. Government Agencies	0	36,685	8,674	45,359
Non-Agency Mortgage-Backed Securities	0	218,985	0	218,985
Asset-Backed Securities	0	217,711	40,908	258,619
Sovereign Issues	0	63,884	0	63,884
Common Stocks
Communication Services	3,652	12	0	3,664
Consumer Discretionary	9,271	0	0	9,271
Energy	0	20	0	20
Industrials	0	0	563	563
Warrants
Communication Services	0	6,063	0	6,063
Industrials	0	0	1,636	1,636
Preferred Securities
Banking & Finance	0	25,102	0	25,102
Industrials	0	0	32,894	32,894
Real Estate Investment Trusts
Real Estate	20,219	0	0	20,219
Short-Term Instruments
Repurchase Agreements	0	80,623	0	80,623
Argentina Treasury Bills	0	695	0	695
U.S. Treasury Bills	0	23,596	0	23,596

Total Investments	$33,142	$1,664,596	$95,910	$1,793,648

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	11,982	0	11,982
Over the counter	0	18,479	62	18,541

	$0	$30,461	$62	$30,523
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(13,400)	0	(13,400)
Over the counter	0	(22,920)	0	(22,920)

	$0	$(36,320)	$0	$(36,320)

Total Financial Derivative Instruments	$0	$(5,859)	$62	$(5,797)

Totals	$33,142	$1,658,737	$95,972	$1,787,851

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2019:

Category and Subcategory	Beginning Balance at 07/31/2019	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2019 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$9,171	$2,963	$(114)	$(39)	$(1)	$(88)	$1,004	$(2,450)	$10,446	$(28)
Corporate Bonds & Notes
Industrials	0	1,145	0	2	0	(358)	0	0	789	(358)
U.S. Government Agencies	8,631	0	(35)	153	12	(87)	0	0	8,674	(89)
Asset-Backed Securities	46,486	0	0	0	0	(1,051)	0	(4,527)	40,908	(1,022)
Common Stocks
Industrials	654	0	0	0	0	(91)	0	0	563	(91)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2019 (Unaudited)

Warrants
Industrials	2,513	0	0	0	0	(877)	0	0	1,636	(877)
Preferred Securities
Industrials	36,716	1,024	0	0	0	(4,846)	0	0	32,894	(4,846)
	$104,171	$5,132	$(149)	$116	$11	$(7,398)	$1,004	$(6,977)	$95,910	$(7,311)
Financial Derivative Instruments - Assets
Over the counter	$80	$0	$0	$0	$0	$(18)	$0	$0	$62	$(8)
Totals	$104,251	$5,132	$(149)	$116	$11	$(7,416)	$1,004	$(6,977)	$95,972	$(7,319)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 10/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$8,165	Proxy Pricing	Base Price	88.488 - 101.080
	2,281	Third Party Vendor	Broker Quote	89.500 - 101.000
Corporate Bonds & Notes
Industrials	789	Other Valuation Techniques(3)	-	-
U.S. Government Agencies	8,674	Proxy Pricing	Base Price	60.750
Asset-Backed Securities	40,908	Proxy Pricing	Base Price	77.810 - 101,596.692
Common Stocks
Industrials	563	Other Valuation Techniques(3)	-	-
Warrants
Industrials	1,636	Other Valuation Techniques(3)	-	-
Preferred Securities
Industrials	32,894	Fundamental Valuation	Company Equity Value	$767,645,260.160
Financial Derivative Instruments - Assets
Over the counter	62	Indicative Market Quotation	Broker Quote	2.699
Total	$95,972

(1)	Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S. security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of October 31, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	FBF	Credit Suisse International	NOM	Nomura Securities International Inc.
BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets LLC
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
CEW	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
CIW	CIBC World Markets Corp.	MEI	Merrill Lynch International	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	RUB	Russian Ruble
AUD	Australian Dollar	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	PEN	Peruvian New Sol

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR
ARLLMONP	Argentina Blended Policy Rate	CDX.HY	Credit Derivatives Index - High Yield	PRIME	Daily US Prime Rate
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
BABs	Build America Bonds	DAC	Designated Activity Company	TBD	To-Be-Determined
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate

Information Classification: Limited Access